United
                    High Income
                    Fund, Inc.

                    SEMIANNUAL
                    REPORT
                    ----------------------------------------
                    For the six months ended September 30, 1996

This report is submitted for the general information of the shareholders of United High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund, Inc. current prospectus.

PRESIDENT'S LETTER
SEPTEMBER 30, 1996



Dear Shareholder:

     As President of your Fund, I would like to thank you for your continued confidence in our products and services. Our goal to provide the best service possible to our shareholders has not changed since we opened our doors nearly 60 years ago. Waddell & Reed's team of professionals, including the Fund's manager, our customer service representatives and your personal account representative continue to strive to meet your financial needs.

     Waddell & Reed plays a special role in the investment industry. We take pride in being one of the few financial services firms committed to locally based account representatives who provide the personal service you need. When you're ready to evaluate your financial plan to keep up with life's changes, or to find an answer to a financial question that you may have, your representative is ready to assist you--when you need it. He or she is available to help you plan for your retirement, fund a child's education or make plans for other long-term financial goals.

     All of us are committed to helping you meet the financial goals that are important to you. This is accomplished by our offering investment products to meet a variety of personal financial objectives, along with the personal service to make the investment process more convenient and accessible.

     We want to continue to meet your financial needs for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your personal account representative or your local Waddell & Reed office. They're ready to help you make the most of your financial future.

Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
UNITED HIGH INCOME FUND, INC.

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   High level of current
High-Risk, High-Yield                   income, by investing
Fixed Income Securities                 primarily in a
                                        diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent with
                                        the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks. (May purchase securities subject to repurchase agreements. May invest in certain options and futures.)

                             FOUNDED:   1979

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares


           PER SHARE DATA
For the Six Months Ended September 30, 1996
----------------------------------------
DIVIDENDS PAID                  $0.39
                                =====
NET ASSET VALUE ON
   9/30/96                      $9.24
   3/31/96                       9.09
                                -----
CHANGE PER SHARE                $0.15
                                =====

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    ------------
1-year period ended 9-30-96                      5.47%         11.91%
5-year period ended 9-30-96                     10.93%         12.25%
10-year period ended 9-30-96                     7.03%          7.67%

Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1996, United High Income Fund, Inc. had net assets totaling $981,463,874 invested in a diversified portfolio of:

 87.89%  Corporate Debt Securities
  7.47%  Cash and Cash Equivalents
  4.64%  Common and Preferred Stocks and Warrants

As a shareholder of United High Income Fund, Inc., for every $100 you had invested on September 30, 1996, your Fund owned:

 $27.47  Manufacturing Bonds
  22.01  Transportation, Communication, Electric
           and Sanitary Services Bonds
  21.08  Services Bonds
  10.64  Wholesale and Retail Trade Bonds
   7.47  Cash and Cash Equivalents
   4.64  Common and Preferred Stocks and Warrants
   3.06  Finance, Insurance and Real Estate Bonds
   1.48  Miscellaneous Investing Institutions Bonds
   1.19   Mining Bonds
   0.75  Contract Construction Bonds
   0.21  Agriculture, Forestry and Fisheries Bonds

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND WARRANTS
Amusement and Recreation Services - 0.22%
 Fitzgeralds Gaming Corporation,
   Warrants (A)* .......................    17,500   $    175,000
 Trump Hotels & Casino Resorts, Inc.*  .    87,500      2,034,375
   Total ...............................                2,209,375

Business Services - 0.16%
 Bell & Howell Company*  ...............    50,000      1,587,500

Communication - 0.89%
 Heartland Wireless Communications,
   Inc., Warrants (A)* .................    12,000         90,000
 Infinity Broadcasting Corporation,
   Class A* ............................   118,875      3,744,562
 Jacor Communications, Inc.*  ..........    50,000      1,712,500
 Providence Journal Company
   (The), Class A* .....................    70,000      2,056,250
 Young Broadcasting Inc., Class A*  ....    35,000      1,155,000
   Total ...............................                8,758,312

Electric, Gas and Sanitary Services - 0.23%
 Consolidated Hydro, Inc., Preferred*  .     3,000        190,950
 Consolidated Hydro, Inc., Warrants (A)*     5,400              5
 EUA Contingent Interest Certificates*       9,500             10
 El Paso Electric Company, Preferred*  .    15,000      1,725,000
 IntelCom Group Inc., Warrants (A)*  ...    20,625        299,063
   Total ...............................                2,215,028

General Building Contractors - 0.93%
 Walter Industries, Inc.*  .............   710,990      9,109,204

Health Services - 0.17%
 Beverly Enterprises, Inc.*  ...........   150,000      1,631,250

Holding and Other Investment Offices - 0.14%
 National Health Investors, Inc.  ......    41,630      1,389,401

Lumber and Wood Products - 1.34%
 Triangle Pacific Corp.*  ..............   660,844     13,175,247


             See Notes to Schedule of Investments on pages 17 - 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
Printing and Publishing - 0.56%
 K-III Communications Corporation,
   Preferred  ..........................    35,000      3,269,000
 World Color Press, Inc.*  .............   100,000      2,225,000
   Total ...............................                5,494,000

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS - 4.64%                                $ 45,569,317
 (Cost: $48,612,988)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Services - 0.21%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................     2,000      2,057,500

Amusement and Recreation Services - 4.88%
 American Skiing Company,
   12.0%, 7-15-2006 (A) ................     4,500      4,466,250
 Argosy Gaming Company:
   12.0%, 6-1-2001 (Convertible) .......     3,000      2,700,000
   13.25%, 6-1-2004 (A) ................     4,000      3,980,000
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ....................     5,000      5,250,000
 Casino America, Inc.,
   12.5%, 8-1-2003 .....................     7,500      7,846,875
 Harrah's Operating Company, Inc.,
   10.875%, 4-15-2002 ..................     2,000      2,130,000
 Players International, Inc.,
   10.875%, 4-15-2005 ..................     4,000      3,980,000
 Rio Hotel & Casino, Inc.,
   10.625%, 7-15-2005 ..................     5,000      5,250,000
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ....................     6,000      5,910,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................     5,500      6,380,000
   Total ...............................               47,893,125

Auto Repair, Services and Parking - 0.52%
 Delco Remy International, Inc.,
   10.625%, 8-1-2006 (A) ...............     3,000      3,075,000


             See Notes to Schedule of Investments on pages 17 - 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Auto Repair, Services and Parking (Continued)
 Speedy Muffler King Inc.,
   10.875%, 10-1-2006 ..................   $ 2,000   $  2,060,000
   Total ...............................                5,135,000

Building Materials and Garden Supplies - 0.49%
 Orchard Supply Hardware Stores Corporation,
   9.375%, 2-15-2002 ...................     4,500      4,758,750

Business Services - 3.30%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006  ..................     4,250      4,414,688
 Bell & Howell Company:
   10.75%, 10-1-2002 ...................     5,000      5,275,000
   0.0%, 3-1-2005 (B) ..................     8,200      5,842,500
 Heritage Media Corporation,
   8.75%, 2-15-2006 ....................     4,500      4,252,500
 Lamar Advertising Company,
   11.0%, 5-15-2003 ....................     2,000      2,095,000
 Multicare Companies, Inc. (The),
   12.5%, 7-1-2002 .....................     5,398      5,978,285
 Scotsman Group, Inc.,
   9.5%, 12-15-2000 ....................     4,500      4,511,250
   Total ...............................               32,369,223

Chemicals and Allied Products - 2.46%
 Revlon Worldwide Corporation,
   0.0%, 3-15-98 .......................    12,750     11,188,125
 UCC Investors Holding, Inc.:
   10.5%, 5-1-2002 .....................     9,000      9,495,000
   0.0%, 5-1-2005 (B) ..................     4,000      3,500,000
   Total ...............................               24,183,125

Communication - 20.69%
 Adelphia Communications Corporation:
   12.5%, 5-15-2002 ....................     9,000      9,495,000
   9.5%, 2-15-2004 .....................     3,000      2,670,652
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     4,500      4,353,750
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     3,750      3,637,500
 Arch Communications Group, Inc.,
   0.0%, 3-15-2008 (B) .................     6,000      3,360,000
 Argyle Television Operations, Inc.,
   9.75%, 11-1-2005 ....................    10,000     10,000,000


             See Notes to Schedule of Investments on pages 17 - 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Brooks Fiber Properties, Inc.,
   0.0%, 3-1-2006 (B) ..................   $ 5,500   $  3,382,500
 Cablevision Industries Corporation,
   9.25%, 4-1-2008 .....................     5,000      5,139,000
 Cablevision Systems Corporation,
   10.75%, 4-1-2004 ....................     3,500      3,596,250
 Centennial Cellular Corp.,
   10.125%, 5-15-2005 ..................     3,000      2,917,500
 Century Communications Corporation,
   11.875%, 10-15-2003 .................     6,500      6,955,000
 COMCAST CELLULAR CORPORATION,
   0.0%, 3-5-2000 ......................     6,300      4,425,750
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     8,000      8,150,000
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (B) ................     9,000      5,703,750
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (B) ................     3,500      2,257,500
 Granite Broadcasting Corporation:
   10.375%, 5-15-2005 ..................     2,500      2,525,000
   9.375%, 12-1-2005 ...................     3,000      2,880,000
 Heartland Wireless Communications, Inc.,
   13.0%, 4-15-2003 ....................     2,000      2,135,000
 Infinity Broadcasting Corporation,
   10.375%, 3-15-2002 ..................     9,000      9,495,000
 InterCel, Inc., Units,
   0.0%, 2-1-2006 (B)(C) ...............        50      2,912,500
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B)..................     6,000      3,750,000
 Jacor Communications, Inc.,
   10.125%, 6-15-2006 ..................     2,000      2,060,000
 MFS Communications Company, Inc.:
   0.0%, 1-15-2004 (B) .................     6,750      5,670,000
   0.0%, 1-15-2006 (B) .................     7,500      5,250,000
 Marcus Cable Operating Company,
   0.0%, 8-1-2004 (B) ..................    10,000      7,800,000
 Metrocall, Inc.,
   10.375%, 10-1-2007 ..................     4,500      3,735,000
 Microcell Telecommunications Inc., Units,
   0.0%, 6-1-2006 (A)(B)(D) ............    14,500      8,120,000
 Muzak Limited Partnership,
   10.0%, 10-1-2003 ....................     1,000      1,012,500
 NEXTEL Communications, Inc.,
   0.0%, 8-15-2004 (B) .................     5,000      3,225,000


             See Notes to Schedule of Investments on pages 17 - 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 RSL Communications, Ltd., Units,
   12.25%, 11-15-2006 (A)(E)............   $ 3,500   $  3,500,000
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     4,000      4,120,000
 Rogers Cantel Inc.,
   9.375%, 6-1-2008 ....................     4,000      3,950,000
 Rogers Communications Inc.,
   9.125%, 1-15-2006 ...................     7,500      7,087,500
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................     3,500      3,640,000
 Shared Technologies Fairchild
   Communications Corp.,
   0.0%, 3-1-2006 (B) ..................     2,500      1,968,750
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) .................     9,200      5,382,000
 Sullivan Broadcasting Company, Inc.,
   10.25%, 12-15-2005 ..................     1,000        995,000
 Teleport Communications Group Inc.:
   9.875%, 7-1-2006 ....................     2,000      2,050,000
   0.0%, 7-1-2007 (B) ..................     5,000      3,200,000
 USA Mobile Communications, Inc. II,
   9.5%, 2-1-2004 ......................     2,000      1,920,000
 United International Holdings, Inc.,
   0.0%, 11-15-99 ......................     5,000      3,475,000
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 ...................     4,500      4,455,000
 Viacom International, Inc.:
   10.25%, 9-15-2001 ...................     3,000      3,202,500
   8.0%, 7-7-2006 ......................    15,000     14,006,250
 Videotron Plc,
   0.0%, 8-15-2005 (B) .................     5,250      3,478,125
   Total ...............................              203,044,277

Depository Institutions - 0.37%
First Nationwide Escrow Corp.,
   10.625%, 10-1-2003 (A)...............     3,500      3,661,875

Eating and Drinking Places - 0.36%
 Foodmaker, Inc.,
   9.25%, 3-1-99 .......................     3,500      3,500,000

Electric, Gas and Sanitary Services - 0.95%
 El Paso Electric Company,
   9.4%, 5-1-2011 ......................     5,000      5,150,000


             See Notes to Schedule of Investments on pages 17 - 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services (Continued)
 IntelCom Group Inc.,
   0.0%, 9-15-2005 (B)..................   $ 6,250   $  4,187,500
   Total ...............................                9,337,500

Electronic and Other Electric Equipment - 2.50%
 A+ Network, Inc.,
   11.875%, 11-1-2005 ..................     4,500      4,376,250
 Advanced Micro Devices, Inc.,
   11.0%, 8-1-2003 .....................     4,500      4,646,250
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................     4,000      4,345,000
 Exide Corporation:
   0.0%, 12-15-2004 (B) ................     2,500      2,250,000
   10.0%, 4-15-2005 ....................     5,000      5,125,000
 Harmon Industries, Inc.,
   12.0%, 8-1-2002 .....................     3,500      3,832,500
   Total ...............................               24,575,000

Engineering and Management Services - 0.42%
 Essex Group, Inc.,
   10.0%, 5-1-2003 .....................     4,000      4,100,000

Fabricated Metal Products - 0.80%
 American Safety Razor Company,
   9.875%, 8-1-2005 ....................     1,000      1,022,500
 Nortek, Inc.,
   9.875%, 3-1-2004 ....................     7,000      6,790,000
   Total ...............................                7,812,500

Food and Kindred Products - 1.24%
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (B) .................     3,500      3,220,000
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 ...................     3,500      3,447,500
 Specialty Foods Corporation:
   10.25%, 8-15-2001 ...................     4,000      3,680,000
   11.125%, 10-1-2002 ..................     2,000      1,860,000
   Total ...............................               12,207,500

Food Stores - 6.26%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     5,000      4,800,000
 Bruno's Inc.,
   10.5%, 8-1-2005 .....................     8,500      8,712,500


             See Notes to Schedule of Investments on pages 17 - 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Food Stores (Continued)
 Dominick's Finer Foods, Inc.,
   10.875%, 5-1-2005 ...................   $ 5,000   $  5,412,500
 Eagle Food Centers, Inc.,
   8.625%, 4-15-2000 ...................     4,000      3,760,000
 Jitney-Jungle Stores of America, Inc.,
   12.0%, 3-1-2006 .....................     3,000      3,187,500
 Kroger Co. (The):
   9.75%, 2-15-2004 ....................    10,000     10,500,000
   9.25%, 1-1-2005 .....................     3,000      3,135,000
 Penn Traffic Company:
   10.375%, 10-1-2004 ..................     6,000      5,130,000
   10.65%, 11-1-2004 ...................     6,500      5,460,000
 Ralphs Grocery Company,
   10.45%, 6-15-2004 ...................     6,500      6,589,375
 Smith's Food & Drug Centers, Inc.,
   11.25%, 5-15-2007 ...................     4,500      4,781,250
   Total ...............................               61,468,125

Furniture and Fixtures - 0.80%
 Lear Seating Corp.,
   8.25%, 2-1-2002 .....................     8,000      7,880,000

General Building Contractors - 0.75%
 Beazer Homes USA, Inc.,
   9.0%, 3-1-2004 ......................     4,000      3,760,000
 NVR L.P.,
   11.0%, 4-15-2003 ....................     3,500      3,622,500
   Total ...............................                7,382,500

General Merchandise Stores - 0.48%
 Kmart Funding Corporation,
   8.8%, 7-1-2010 ......................     5,460      4,709,250

Health Services - 6.04%
 ARV Assisted Living, Inc., Convertible,
   6.75%, 4-1-2006 (A) .................     5,000      4,868,750
 Abbey Healthcare Group Incorporated,
   9.5%, 11-1-2002 .....................     2,000      2,060,000
 General Medical Corporation:
   10.875%, 8-15-2003 ..................     7,000      7,175,000
   12.125%, 8-15-2005 ..................     3,793      3,772,027
 Paracelsus Healthcare Corporation,
   10.0%, 8-15-2006 ....................     5,250      5,433,750


             See Notes to Schedule of Investments on pages 17 - 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Health Services (Continued)
 Quorum Health Group, Inc.:
   11.875%, 12-15-2002 .................   $ 7,000   $  7,717,500
   8.75%, 11-1-2005 ....................     4,500      4,511,250
 Regency Health Services, Inc.,
   9.875%, 10-15-2002 ..................     4,000      4,020,000
 Sterling House Corporation, Convertible,
   6.75%, 6-30-2006 (A).................     2,000      1,822,500
 Tenet Healthcare Corporation:
   9.625%, 9-1-2002 ....................    10,500     11,392,500
   10.125%, 3-1-2005 ...................     6,000      6,510,000
   Total ...............................               59,283,277

Holding and Other Investment Offices - 1.48%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 ...................     8,000      8,470,000
 LTC Properties, Inc., Convertible:
   8.5%, 1-1-2000 ......................     3,000      3,022,500
   8.5%, 1-1-2001 ......................     3,000      3,075,000
   Total ...............................               14,567,500

Hotels and Other Lodging Places - 4.67%
 GNF, CORP.,
   10.625%, 4-1-2003 ...................     5,000      5,475,000
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ....................     6,000      5,767,500
 LaQuinta Motor Inns, Inc.,
   9.25%, 5-15-2003 ....................     7,500      7,650,000
 Premier Parks Inc.,
   12.0%, 8-15-2003 ....................     1,500      1,618,125
 Prime Hospitality Corp.,
   9.25%, 1-15-2006 ....................     4,000      4,020,000
 Red Roof Inns, Inc.,
   9.625%, 12-15-2003 ..................     5,500      5,362,500
 Showboat, Inc.,
   9.25%, 5-1-2008 .....................     9,000      8,977,500
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ..................     4,500      4,421,250
 Wyndham Hotel Corporation,
   10.5%, 5-15-2006 ....................     2,500      2,565,625
   Total ...............................               45,857,500


             See Notes to Schedule of Investments on pages 17 - 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment - 2.74%
 American Standard Inc.:
   9.875%, 6-1-2001 ....................   $ 2,000   $  2,100,000
   0.0%, 6-1-2005 (B) ..................    12,250     11,239,375
   9.25%, 12-1-2016 ....................     2,000      2,040,000
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................     7,000      7,367,500
 Fairfield Manufacturing Company, Inc.,
   11.375%, 7-1-2001 ...................     4,000      4,100,000
   Total ...............................               26,846,875

Instruments and Related Products - 2.44%
 Dade International Inc.,
   11.125%, 5-1-2006 (A) ...............     2,500      2,675,000
 IVAC Corporation,
   9.25%, 12-1-2002 ....................     2,500      2,531,250
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .....................    11,000     11,220,000
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 (A)..................     7,250      7,521,875
   Total ...............................               23,948,125

Insurance Carriers - 0.95%
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 (A) ..............     3,500      3,570,000
 American Annuity Group, Inc.,
   9.5%, 8-15-2001 .....................     5,500      5,788,750
   Total ...............................                9,358,750

Lumber and Wood Products - 0.69%
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .....................     6,500      6,760,000

Metal Mining - 0.15%
 UCAR Global Enterprises Inc.,
   12.0%, 1-15-2005 ....................     1,310      1,495,037

Miscellaneous Manufacturing Industries - 1.46%
 E & S Holdings,
   10.375%, 10-1-2006 (A) ..............     3,250      3,331,250
 MacAndrews & Forbes Group, Incorporated,
   13.0%, 3-1-99 .......................     9,750      9,969,375
 Shop Vac Corporation,
   10.625%, 9-1-2003 (A) ...............     1,000      1,030,000
   Total ...............................               14,330,625


             See Notes to Schedule of Investments on pages 17 - 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Miscellaneous Retail - 1.49%
 Eckerd Corporation,
   9.25%, 2-15-2004 ....................   $ 5,500   $  5,568,750
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................     6,000      6,120,000
 PETROLEUM HEAT AND POWER CO., INC.,
   9.375%, 2-1-2006 ....................     3,000      2,932,500
   Total ...............................               14,621,250

Motion Pictures - 0.41%
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ..................     4,000      4,050,000

Nondepository Institutions - 1.74%
 First Nationwide Holdings Inc.:
   9.125%, 1-15-2003 ...................     3,750      3,684,375
   12.5%, 4-15-2003 ....................     3,500      3,788,750
 GP Group, Inc.,
   8.75%, 12-15-98 .....................     9,500      9,571,250
   Total ...............................               17,044,375

Oil and Gas Extraction - 1.04%
 Falcon Drilling, Inc.,
   9.75%, 1-15-2001 ....................     3,500      3,543,750
 Noble Drilling Corporation,
   9.25%, 10-1-2003 ....................     4,000      4,140,000
 Vintage Petroleum, Inc.,
   9.0%, 12-15-2005 ....................     2,500      2,481,250
   Total ...............................               10,165,000

Paper and Allied Products - 2.69%
 Asia Pulp & Paper Company Ltd,
   11.75%, 10-1-2005 ...................     4,500      4,657,500
 Container Corporation of America,
   11.25%, 5-1-2004 ....................     3,500      3,718,750
 Fort Howard Corporation:
   9.25%, 3-15-2001 ....................     5,000      5,100,000
   9.0%, 2-1-2006 ......................     2,000      1,970,000
 Four M Corporation,
   12.0%, 6-1-2006 (A) .................     3,000      3,180,000
 Mail-Well Corporation,
   10.5%, 2-15-2004 ....................     3,500      3,430,000
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .....................     4,250      4,335,000
   Total ...............................               26,391,250


             See Notes to Schedule of Investments on pages 17 - 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Personal Services - 0.84%
 Coinmach Corporation,
   11.75%, 11-15-2005  .................   $ 4,220   $  4,494,300
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 (A) ...............     3,500      3,736,250
   Total ...............................                8,230,550

Primary Metal Industries - 0.63%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 (A) ...............     3,000      3,075,000
 Oregon Steel Mills, Inc.,
   11.0%, 6-15-2003 ....................     3,000      3,153,750
   Total ...............................                6,228,750

Printing and Publishing - 2.68%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     4,000      4,210,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ....................     4,333      4,430,492
 Hollinger International Publishing Inc.,
   9.25%, 2-1-2006 .....................     2,000      1,930,000
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 ...................    11,500     11,097,500
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     5,000      4,650,000
   Total ...............................               26,317,992

Rubber and Miscellaneous Plastics Products - 0.53%
 RBX Corporation,
   11.25%, 10-15-2005 ..................     5,500      5,170,000

Stone, Clay and Glass Products - 2.15%
 Owens-Illinois, Inc.:
   10.0%, 8-1-2002 .....................     5,000      5,200,000
   11.0%, 12-1-2003 ....................     7,500      8,203,125
   9.75%, 8-15-2004 ....................     7,500      7,650,000
   Total ...............................               21,053,125

Textile Mill Products - 2.09%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 (A) ................     3,500      3,570,000
 CONSOLTEX GROUP INC.,
   11.0%, 10-1-2003 ....................     7,000      6,912,500
 Interface, Inc.,
   9.5%, 11-15-2005 ....................     2,000      1,985,000


             See Notes to Schedule of Investments on pages 17 - 18.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Textile Mill Products (Continued)
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ..................   $ 8,000   $  8,020,000
   Total ...............................               20,487,500

Transportation Equipment - 1.57%
 Greenwich Air Services, Inc.,
   10.5%, 6-1-2006 .....................     7,000      7,192,500
 Silgan Corporation,
   13.25%, 12-15-2002 ..................     3,155      3,202,325
 Walbro Corporation,
   9.875%, 7-15-2005 ...................     2,000      2,040,000
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 ...................     3,000      2,977,500
   Total ...............................               15,412,325

Transportation Services - 0.21%
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 (A) ..............     2,000      2,050,000

Trucking and Warehousing - 0.16%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     1,500      1,537,500

Wholesale Trade - Durable Goods - 0.27%
 Alvey Systems, Inc.,
   11.375%, 1-31-2003  .................     2,500      2,618,750

Wholesale Trade - Nondurable Goods - 1.29%
 Corporate Express, Inc.,
   9.125%, 3-15-2004 ...................     4,000      3,995,000
 LaRoche Industries Inc.,
   13.0%, 8-15-2004 ....................     2,000      2,190,000
 United Stationers Supply Co.,
   12.75%, 5-1-2005 ....................     6,000      6,487,500
   Total ...............................               12,672,500

TOTAL CORPORATE DEBT SECURITIES - 87.89%             $862,573,806
 (Cost: $840,977,588)

TOTAL SHORT-TERM SECURITIES - 5.06%                  $ 49,640,032
 (Cost: $49,640,032)

TOTAL INVESTMENT SECURITIES - 97.59%                 $957,783,155
 (Cost: $939,230,608)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.41%      23,680,719

NET ASSETS - 100.00%                                 $981,463,874


             See Notes to Schedule of Investments on pages 17 - 18.

UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1996

Notes to Schedule of Investments
No income dividends were paid during the preceding 12 months.
(A)  As of September 30, 1996, the following restricted securities were owned:
                               Shares/
                               Principal
                   Acquisition  Amount                  Market
     Security         Date      in 000's    Cost        Value
     --------      ----------- --------------------------------
  Consolidated Hydro, Inc.,
     Warrants          6/15/93     5,400  $127,817          $5
  Fitzgeralds Gaming
     Corporation,
     Warrants        3/8/94 to
                      12/15/95    17,500   541,065     175,000
  Heartland Wireless
     Communications,
     Inc., Warrants    4/20/95    12,000    74,000      90,000
  IntelCom Group Inc.,
     Warrants          12/8/95    20,625    80,225     299,063
  ARV Assisted Living, Inc.,
     Convertible,
     6.75%, 4-1-2006   3/28/96   $ 5,000 5,000,000   4,868,750
  Aetna Industries, Inc.,
     11.875%, 10-1-2006 8/8/96     3,500 3,500,000   3,570,000
  American Skiing Company,
     12.0%, 7-15-2006  6/25/96     4,500 4,372,425   4,466,250
  Argosy Gaming Company,
     13.25%, 6-1-2004  5/31/96     4,000 4,000,000   3,980,000
  Avondale Mills, Inc.,
     10.25%, 5-1-2006  4/23/96     3,500 3,446,450   3,570,000
  Commonwealth Aluminum Corporation,
     10.75%, 10-1-2006 9/19/96     2,000 2,025,000   2,050,000
                       9/20/96     1,000 1,013,750   1,025,000
  Core-Mark International, Inc.,
     11.375%, 9-15-20039/24/96     2,000 2,000,000   2,050,000
  Dade International Inc.,
     11.125%, 5-1-2006 4/30/96     2,500 2,500,000   2,675,000
  Delco Remy International, Inc.,
     10.625%, 8-1-2006 7/26/96     3,000 3,000,000   3,075,000
  E & S Holdings,
     10.375%, 10-1-20069/24/96     2,000 2,000,000   2,050,000
                       9/25/96     1,250 1,271,875   1,281,250
  First Nationwide Escrow Corp.,
     10.625%, 10-1-20039/13/96     3,500 3,500,000   3,661,875
  Four M Corporation,
     12.0%, 6-1-2006   5/23/96     3,000 3,000,000   3,180,000
  Maxxim Medical, Inc.,
     10.5%, 8-1-20067/18/96 to     7,250 7,305,938   7,521,875
                       9/11/96
  Microcell Telecommunications Inc., Units,
     0.0%, 6-1-2006    6/13/96    14,500 6,938,250   8,120,000
  Prime Succession Acquisition Corp.,
     10.75%, 8-15-2004 8/13/96     3,500 3,500,000   3,736,250
  RSL Communications Ltd., Units,
     12.25%, 11-15-20069/30/96     3,500 3,500,000   3,500,000
  Shop Vac Corporation,
     10.625%, 9-1-2003 9/25/96     1,000 1,000,000   1,030,000
  Sterling House Corporation, Convertible,
     6.75%, 6-30-2006  5/17/96     2,000 2,000,000   1,822,500
                                        ----------------------
                                        $65,696,795$67,797,818
                                        ======================
     The total market value of restricted securities represents approximately 6.91% of the total net assets at September 30, 1996.

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(C) Each Unit consists of 10 senior discount notes due 2-1-2006 and 32 warrants.

(D) Each Unit consists of $1,000 principal amount at maturity of senior discount notes due 2006, four initial warrants to purchase Class B non-voting shares of Microcell and four conditional warrants to purchase Class B shares.

 (E) Each Unit consists of one 12.25% senior note due 2006 and one warrant to purchase Class A common stock.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996

Assets
 Investment securities -- at value
   (Notes 1 and 3) ...............................   $957,783,155
 Cash  ...........................................          4,641
 Receivables:
   Dividends and interest ........................     19,930,802
   Investment securities sold ....................     17,622,675
   Fund shares sold ..............................        654,622
 Prepaid insurance premium  ......................         59,191
                                                   --------------
    Total assets  ................................    996,055,086
                                                   --------------
Liabilities
 Payable for investment securities purchased  ....     10,195,000
 Payable for Fund shares redeemed  ...............      4,014,842
 Accrued service fee  ............................        262,000
 Accrued transfer agency and dividend
   disbursing ....................................         95,949
 Accrued accounting services fee  ................          7,083
 Other  ..........................................         16,338
                                                   --------------
    Total liabilities  ...........................     14,591,212
                                                   --------------
      Total net assets ...........................   $981,463,874
                                                   ==============
Net Assets
 $1.00 par value capital stock
   Capital stock ................................. $  106,172,586
   Additional paid-in capital ....................  1,299,607,193
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income      1,677,669
   Accumulated undistributed net realized
    loss on investment transactions  .............   (444,546,121)
   Net unrealized appreciation in value of
    investments at end of period  ................      18,552,547
                                                   --------------
    Net assets applicable to outstanding
      units of capital ...........................   $981,463,874
                                                   ==============
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................          $9.24
 Class Y  ..........................................          $9.24
Capital shares outstanding
 Class A  ..........................................    105,930,216
 Class Y  ..........................................        242,370
Capital shares authorized ..........................    500,000,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended SEPTEMBER 30, 1996

Investment Income
 Income:
   Interest ........................................  $46,251,099
   Dividends .......................................      280,260
                                                     ------------
    Total income  ..................................   46,531,359
                                                     ------------
 Expenses (Note 2):
   Investment management fee .......................    2,691,626
   Service fee - Class A ...........................      650,318
   Transfer agency and dividend disbursing - Class A      640,582
   Legal fees ......................................      267,018
   Accounting services fee .........................       42,500
   Custodian fees ..................................       21,547
   Audit fees ......................................       16,040
   Shareholder servicing - Class Y .................        1,709
   Other ...........................................      107,733
                                                     ------------
    Total expenses  ................................    4,439,073
                                                     ------------
      Net investment income ........................   42,092,286
                                                     ------------
Realized and Unrealized Gain (Loss) on Investments
 Realized net loss on securities  ..................  (13,605,677)
 Realized net loss on foreign
   currency transactions ...........................      (17,025)
                                                     ------------
   Realized net loss on investments ................  (13,622,702)

 Unrealized appreciation in value of
   investments during the period....................   28,645,551
                                                     ------------
    Net gain on investments  .......................   15,022,849
                                                     ------------
      Net increase in net assets resulting
       from operations  ............................  $57,115,135
                                                     ============


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                        For the         For the
                                      six months      fiscal year
                                         ended          ended
                                     September 30,      March 31,
                                          1996           1996
                                    --------------  -------------
Increase in Net Assets
 Operations:
   Net investment income ..........    $42,092,286   $ 84,967,787
   Realized net loss on
    investments ...................    (13,622,702)   (16,543,528)
   Unrealized appreciation ........     28,645,551      60,496,492
                                      ------------ --------------
    Net increase in net assets
      resulting from operations ...     57,115,135    128,920,751
                                      ------------ --------------
 Dividends to shareholders from
   net investment income:*
   Class A ........................    (41,071,068)   (85,921,769)
   Class Y ........................        (93,681)      (18,564)
                                      ------------ --------------
                                       (41,164,749)   (85,940,333)
                                      ------------ --------------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (3,826,740 and 7,953,459
      shares, respectively) .......     34,723,139     71,825,120
    Class Y (7,846 and 236,584
      shares, respectively) .......         71,271      2,181,529
   Proceeds from reinvestment
    of dividends:
    Class A (3,776,579 and
      7,892,778 shares, respectively)   34,132,844     71,060,893
    Class Y (10,365 and 2,040
      shares, respectively) .......         93,681         18,564
   Payments for shares redeemed:
    Class A (8,540,257 and 16,328,917
      shares, respectively) .......    (77,462,493)  (147,555,964)
    Class Y (12,131 and 2,334
      shares, respectively) .......       (110,182)      (21,268)
                                      ------------ --------------
    Net decrease in net assets
      resulting from capital share
      transactions ................     (8,551,740)   (2,491,126)
                                      ------------ --------------
      Total increase ..............      7,398,646     40,489,292
Net Assets
 Beginning of period  .............    974,065,228    933,575,936
                                      ------------ --------------
 End of period, including
   undistributed net investment
   income of $1,677,669 and
   $767,157, respectively .........   $981,463,874   $974,065,228
                                      ============ ==============
                 *See "Financial Highlights" on pages 22 - 23.
                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                   For the
                  six months  For the fiscal year ended March 31,
                     ended    -----------------------------------
                    9-30-96    1996   1995    1994   1993    1992
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $9.09   $8.70  $9.20   $9.21  $8.82   $7.51
                      -----   -----  -----   -----  -----  ------
Income from investment
 operations:
 Net investment
   income ..........   0.40    0.79   0.80    0.80   0.83    0.95
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.14    0.40  (0.51)  (0.01)  0.40    1.29
                      -----   -----  -----   -----  -----  ------
Total from investment
 operations  .......   0.54    1.19   0.29    0.79   1.23    2.24
                      -----   -----  -----   -----  -----  ------
Less dividends
 declared from net
 investment income .  (0.39)  (0.80) (0.79)  (0.80) (0.84)  (0.93)
                      -----   -----  -----   -----  -----  ------
Net asset value,
 end of period  ....  $9.24   $9.09  $8.70   $9.20  $9.21   $8.82
                      =====   =====  =====   =====  =====   =====
Total return* ......   6.09%  14.16%  3.41%   8.69% 14.72%  31.72%
Net assets, end
 of period (000
 omitted)  .........$979,223$971,916$933,576$1,006,619$986,867$910,917
Ratio of expenses to
 average net assets    0.92%** 0.85%  0.84%   0.78%  0.75%   0.79%
Ratio of net investment
 income to average
 net assets  .......   8.69%** 8.74%  9.07%   8.51%  9.28%  11.56%
Portfolio turnover
 rate  .............  26.35%  41.67% 18.94%  54.80% 58.68%  62.12%

  *Total return calculated without taking into account the sales load deducted on an initial purchase.
 **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:


                    For the        For the
                        six         Period
                     months        from 1/4/96
                      ended        through
                    9/30/96        3/31/96*
                   --------        --------
Net asset value,
 beginning of period  $9.10          $9.19
                      -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.40           0.20
 Net realized and
   unrealized gain (loss)
   on investments...   0.13          (0.10)
                      -----          -----
Total from investment
 operations ........   0.53           0.10
                      -----          -----
Less dividends
 declared from net
 investment income .  (0.39)         (0.19)
                      -----          -----
Net asset value,
 end of period .....  $9.24          $9.10
                      =====          =====
Total return .......   6.16%          1.00%
Net assets, end of
 period (000
 omitted)  ......... $2,241         $2,149
Ratio of expenses
 to average net
 assets ............   0.80%**        0.80%**
Ratio of net
 investment income
 to average net
 assets ............   8.81%**        8.55%**
Portfolio
 turnover rate .....  26.35%         41.67%**

 *On July 31, 1995, the Fund began offering Class Y shares to the public.
   Fund shares outstanding prior to that date were designated Class A shares.
 **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996

NOTE 1 -- Significant Accounting Policies

     United High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations System) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and
(ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $14.7 billion of combined net assets at September 30, 1996) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
          From $    0 to $   10           $      0
          From $   10 to $   25           $ 10,000
          From $   25 to $   50           $ 20,000
          From $   50 to $  100           $ 30,000
          From $  100 to $  200           $ 40,000
          From $  200 to $  350           $ 50,000
          From $  350 to $  550           $ 60,000
          From $  550 to $  750           $ 70,000
          From $  750 to $1,000           $ 85,000
               $1,000 and Over            $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month ($1.0208 per account prior to April 1, 1996), plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received direct and indirect gross sales commissions for Class A shares (which are not an expense of the Fund) of $944,299, out of which W&R paid sales commissions of $534,633 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $17,630.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $237,540,119 while proceeds from maturities and sales aggregated $268,404,158. Purchases of short-term securities aggregated $434,549,070 while proceeds from maturities and sales of short-term securities aggregated $430,992,778. There were no purchases or sales of U.S. Government securities during the period.

     For Federal income tax purposes, cost of investments owned at September 30, 1996 was $938,463,834, resulting in net unrealized appreciation of $19,319,321, of which $37,219,230 related to appreciated securities and $17,899,909 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized net capital losses of $20,841,730 during its fiscal year ended March 31, 1996. Capital loss carryforwards aggregated $431,707,217 at March 31, 1996 and are available to offset future realized capital gain net income for Federal income tax purposes through March 31, 1997; $346,084,313 of this amount is available through March 31, 1998; $324,499,056 is available through March 31, 1999; $152,828,886 is available through March 31, 2000; $38,804,483 is available through March 31, 2003; and $20,841,730 is available through March 31, 2004.

NOTE 5 -- Multiclass Operations

     On July 31, 1995, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of United High Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United High Income Fund, Inc. (the "Fund") at September 30, 1996, the results of its operations for the six months then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
November 8, 1996

DIRECTORS

Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Doyle Patterson, Kansas City, Missouri
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Louise D. Rieke, Vice President
Carl E. Sturgeon, Vice President











To all IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.

















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (913) 236-1303

Our INTERNET address is:
  http://www.waddell.com

NUR1009SA(9-96)

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